SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) - shares	Jun. 30, 2017	Jun. 30, 2016
Convertible Preferred Stock	2,630,953	1,422,750
Stock Options	516,342	202,964
Warrants	978,673	0
Anti dilutive Securities	4,125,968	1,625,444
Anti-dilutive
Stock Options	0	484,648
Warrants	85,175	278,405
Unvested Restricted Stock	0	27,000
Anti dilutive Securities	85,175	790,053